UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21635

Mount Yale Opportunity Fund, LLC
(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

John Sabre
8000 Norman Center Drive, Suite 630
Minneapolis, MN 55437
(Name and address of agent for service)

(952) 897-5397
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007 (fund closed September 30, 2006)

ITEM 1. PROXY VOTING RECORD

The registrant voted no proxies during the period July 1, 2006 through September 30, 2006 (fund closed).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mount Yale Opportunity Fund, LLC

By (Signature and Title)* /s/ John Sabre_______________________
John Sabre, CEO and President

Date October 30, 2006_____________________________________